CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income for the year	$ 5,536	$ 9,859	$ 10,546
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets and provisions	3,622	874	735
Depreciation of property, plant and equipment	27,643	9,698	7,719
Amortization of intangible assets	5,378	106	164
Earnings from associates	(236)	(353)	(221)
Impairment of PP&E and Intangible assets	2,090
Disposals of PP&E and consumption of materials	579	1,687	1,951
Financial results and others	14,775	2,334	1,930
Income tax (benefit) expense	(2,838)	5,516	6,015
Income tax paid	(5,935)	(4,365)	(1,698)
Net (increase) decrease in assets	(4,997)	(1,113)	197
Net increase (decrease) in liabilities	(3,191)	(1,435)	(1,354)
Total cash flows provided by operating activities	42,426	22,808	25,984
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment acquisitions	(39,574)	(19,116)	(19,404)
Intangible asset acquisitions	(2,906)	(807)	(24)
Acquisition in shareholdings	(244)	(33)	(4,040)
Proceeds from dividends	56		41
Cash incorporated by the merger	4,180	393	324
Proceeds from the sale of property, plant and equipment and intangible assets	6	13	16
Investments not considered as cash and cash equivalents	7,197	2,467	(833)
Total cash flows used in investing activities	(31,285)	(17,083)	(23,920)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from financial debt	27,769	1,264	15,305
Payment of financial debt	(4,512)	(1,623)	(12,679)
Payment of interests and related expenses	(3,724)	(1,292)	(1,834)
Payment of cash dividends	(34,130)	(2,454)	(3,005)
Total cash flows used in financing activities	(14,597)	(4,105)	(2,213)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,456)	1,620	(149)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	6,517	4,840	4,065
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	3,830	57	924
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 6,891	$ 6,517	$ 4,840